Principal changes in the scope of consolidation in 2022 and 2021	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Principal changes in the scope of consolidation in 2022 and 2021	Presentation of the financial statementsD.1. Significant transactions
D.1.1. Significant transactions of 2024
D.1.1.1. Acquisition of Inhibrx, Inc
On May 30, 2024, Sanofi completed the acquisition of Inhibrx, Inc (“Inhibrx”), adding SAR447537 (formerly INBRX-101) to Sanofi’s rare disease pipeline. SAR447537 is a human recombinant protein that holds the promise of allowing alpha-1 antitrypsin deficiency (AATD) patients to achieve normalization of serum AAT levels with less frequent (monthly vs. weekly) dosing. AATD is an inherited rare disease characterized by low levels of AAT protein, predominantly affecting the lungs with progressive tissue deterioration. SAR447537 may help to reduce inflammation and prevent further deterioration of lung function in affected individuals.
The transaction did not meet the criteria for a business combination under IFRS 3, and consequently was accounted for as an acquisition of a group of assets.
The acquisition price was $2,035 million. Of that amount (plus acquisition-related costs), $1,885 million was allocated to in-
process development in respect of SAR447537 and recognized within Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed in the transaction.
In addition, Sanofi awarded the former shareholders of Inhibrx an unquoted, non-negotiable Contingent Value Right (CVR)
certificate that entitles them to a deferred cash payment of $5.00 per Inhibrx share, subject to attainment of a specified regulatory milestone before June 30, 2027. The nominal value of that off balance sheet commitment is $300 million.
The impact of this acquisition, as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows, is a net cash outflow of $2,035 million.
D.1.1.2. Project to divest a controlling interest in Opella
On October 21, 2024, Sanofi and Clayton, Dubilier & Rice (CD&R) entered into exclusive negotiations for the transfer of a controlling interest in Opella (in which Sanofi will remain a significant shareholder), leading to the signature of a fully-funded unilateral put option agreement . On closing of the transaction, Sanofi would retain an equity interest of approximately 50% in the new entity which will indirectly own the Opella scope of companies, comprising Opella Healthcare and its subsidiaries.
The put option agreement is based on a valuation of Opella, determined by the parties, of approximately €16 billion. On February
3, 2025, Sanofi exercised the put option agreement, confirming its intention to sign the share purchase agreement appended to the put option agreement.
At the current stage of the ongoing discussions with CD&R, further heads of agreement have been agreed and appended to the put option agreement, including but not limited to: (i) a future shareholder agreement setting forth governance arrangements for the new entity; (ii) an investment agreement governing the structure of the target entity (in which Sanofi and CD&R will hold equity interests in the proportions specified in the contract) and conferring control of the relevant activities of Opella on CD&R, in accordance with the requirements of IFRS 10 (see below); and (iii) an amended version of the Separation Agreement of July 24,
2024, specifying the arrangements for the separation of the Opella activities from Sanofi.
Under the terms of that agreement, certain Opella activities will not be transferred on the effective date of loss of control upon closing of the transaction. These are primarily (i) hospital sales of Opella products in China, the transfer of which will be finalized no earlier than 2028 after a transitional period required to complete the transfer plan agreed with Sanofi in the context of public tendering arrangements and (ii) sales made by the dedicated entity Opella Russie, the equity interests in which will be retained by
Sanofi. Sanofi will continue to distribute Opella products in Russian territory under the distribution agreement signed in connection with the separation, the parties reserving the right to discuss the transfer of this retained interest during the distribution agreement term .
As regards the product liability claims described in Note D.22. "Legal and arbitral proceedings", and in particular the ongoing litigation relating to Zantac in the United States, the Separation Agreement specifies that Sanofi will indemnify Opella, without limitation as to amount, for all liabilities resulting from the marketing of any Zantac brand product containing ranitidine as an active pharmaceutical ingredient, including product liability claims.
In addition, under the same Separation Agreement, Sanofi retains the worldwide rights to the Gold Bond product. The assets associated with those rights, and the liabilities recognized in respect of the ongoing Gold Bond litigation in the United States, are retained by Sanofi. Gold Bond will continue to be marketed in the United States through the retained subsidiary Gold Bond LLC.
All social processes have been conducted, and are now completed.
The proposed transaction remains subject to obtaining customary regulatory approvals from the competent authorities.
Closing of the transaction is expected in the second quarter of 2025 at the earliest.
Following the closing of the transaction, Sanofi will lose control of Opella. The analysis of where power resides is based primarily on the agreement reached on the key terms of the future shareholder agreement between CD&R and Sanofi, as appended to the put option agreement signed on October 21, 2024, under which CD&R will hold a majority of voting rights in shareholder meetings of the newly-constituted entity that will indirectly own Opella, with the exception of certain decisions that must be made jointly, those being primarily decisions of a protective nature relating to fundamental changes to the nature of the activities carried on by the new entity. In addition, CD&R will have a majority on the governance body of the new entity, giving CD&R power over that entity and consequently over decisions related to the activities of Opella, thereby leading to the loss of control by Sanofi over
Opella based on the criteria for assessment of control specified in IFRS 10 and the Basis of Conclusions thereto.
BpiFrance is expected to participate as a minority shareholder with a c.2% stake in Opella, which does not change the analysis of control set forth above.
With effect from the date of closing of the transaction, Sanofi will exercise significant influence over Opella. The share of profits or losses from the retained interest in Opella will then be reported within the line item Share of profit/(loss) from investments accounted for using the equity method in the Sanofi income statement.
Completion of the transaction is considered highly probable. In accordance with the classification and presentation requirements of IFRS 5 (see Note B.7.), all assets of Opella and all liabilities directly related to those assets are classified from October 21, 2024 in the line items Assets held for sale and Liabilities related to assets held for sale, respectively, in the consolidated balance sheet (see Notes D.8. and D.36.).
Opella (formerly known as Consumer Healthcare) constituted an operating segment of Sanofi until October 21, 2024 (see Note
D.35., "Segment Information"). Consequently, Opella meets the definition of a discontinued operation under IFRS 5 (see Note
B.7.), as a result of which the net income from this business is presented separately within the line item Net income from discontinued operations in the consolidated income statement. This presentation in a separate income statement line item applies to operations for the year ended December 31, 2024, and on a consistent basis for the comparative periods presented.
The cash flows arising from operating, investing and financing activities of the Opella business are also presented in separate line items in the consolidated statements of cash flows for the year ended December 31, 2024 and for the comparative periods presented.
For detailed information about the contribution of the Opella business to the consolidated financial statements refer to Note
D.36., “Information related to Opella”.
D.1.1.3. Enjaymo divestment
On November 29, 2024, Sanofi entered into a definitive agreement with Recordati for the sale of Sanofi's global rights to Enjaymo and the transfer of specific employees. Under this agreement, Sanofi received an upfront payment of $825 million and will be eligible for milestone payments of up to $250 million based on sales.
This agreement led to the de-recognition of assets relating to the Enjaymo activity, including goodwill of €276 million. The gain arising on the divestment is immaterial.
The impact of the disposal in the consolidated cash flow statement, as reflected in the line item Proceeds from disposals of tangible, intangible and other non-current assets net of tax, is a pre-tax cash inflow of €768 million.
D.1.2. Significant transactions of 2023
Acquisition of Provention Bio, Inc.
On March 13, 2023, Sanofi entered into a merger agreement with Provention Bio, Inc. (Provention), a US-based publicly traded biopharmaceutical company developing therapies to prevent and intercept immune-mediated diseases including type 1 diabetes.
Under the terms of the agreement, Sanofi acquired the outstanding shares of Provention common stock for $25.00 per share in an all-cash transaction valued at approximately $2.8 billion.
The acquisition of Provention was completed on April 27, 2023, with Sanofi holding all of the shares of Provention on expiration of the tender offer.
Sanofi applied the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an acquisition of a group of assets, given that the principal asset (teplizumab-mzwv, commercialized in the
United States under the name Tzield) concentrates substantially all of the fair value of the acquired set of activities and assets.
Under the terms of a share purchase agreement entered into by Sanofi and Provention in February 2023, Sanofi already held an equity interest in Provention, representing approximately 3% of Provention’s share capital. On the date Sanofi obtained control of
Provention, that equity interest was remeasured at a price of $25.00 per share, representing a total amount of $68 million. The impact of the remeasurement was recognized in Other comprehensive income.
The acquisition price for the shares not already held was $2,806 million. Out of the total price (including the fair value of the shares already held), $2,810 million was allocated to Tzield and recognized within Other intangible assets. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction, after taking account of the previously-held shares and acquisition-related costs.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of $2,722 million.
Acquisition of QRIB Intermediate Holdings, LLC
On July 28, 2023, Sanofi announced that it had acquired QRIB Intermediate Holdings, LLC (QRIB), the owner of Qunol, a market-
leading US-based health & wellness brand. The acquisition strengthened Opella's operations in the Vitamin, Mineral and
Supplements (VMS) category.
The acquisition of QRIB by Sanofi was completed on September 29, 2023, at a purchase price of $1,419 million.
The final purchase price allocation led to the recognition of goodwill of €484 million, determined as follows:

(€ million)	Fair value at acquisition date
Other intangible assets	774
Other current and non-current assets and liabilities	80
Cash and cash equivalents	8
Deferred taxes, net	(3)
Net assets of QRIB Intermediate Holdings, LLC	859
Goodwill	484
Purchase price	1,343
The other acquired intangible assets identified consist of the Qunol brand.
Goodwill mainly represents the expected future profits attributable to the development of the VMS platform in the United States as a result of the integration of QRIB into the Sanofi group.
The entire amount of goodwill is deductible for tax purposes over a period of 15 years.
The impact of this acquisition is reflected in Net cash provided by/(used in) investing activities of the discontinued Opella business in the consolidated statement of cash flows, and represents a net cash outflow of $1,410 million.
Net assets related to this acquisition, including associated goodwill, are part of Opella's net assets and are therefore reclassified to Assets held for sale and Liabilities related to assets held for sale (see Note D.36.).
D.1.3. Significant transactions of 2022
Acquisition of Amunix Pharmaceuticals, Inc.
On February 8, 2022, Sanofi acquired the entire share capital of the immuno-oncology company Amunix Pharmaceuticals, Inc.
(Amunix), thereby gaining access to Amunix’s innovative ProXTen technology and a promising pipeline of immunotherapies.
The acquisition price of Amunix comprises a fixed cash payment of €970 million, plus contingent consideration in the form of milestone payments based on attainment of certain future development objectives of up to $225 million, the fair value of which as of the acquisition date was €156 million. In accordance with IFRS 3, this contingent purchase consideration was recognized in
Liabilities related to business combinations and non-controlling interests (see Note D.18.).
The final purchase price allocation led to the recognition of €609 million of goodwill, determined as follows:

(€ million)	Fair value at acquisition date
Other intangible assets	493
Other current and non-current assets and liabilities	(13)
Cash and cash equivalents	118
Deferred taxes, net	(81)
Net assets of Amunix	517
Goodwill	609
Purchase price	1,126
Other intangible assets comprise ProXTen, an innovative universal protease-releasable masking technology platform for the discovery and development of transformative cytokine therapies and T-cell engager (TCE) immunotherapies for patients with cancer. In 2023, an impairment loss was taken against the ProXTen platform, in line with a strategic decision to de-prioritize certain R&D programs (see Note D.5., "Impairment of intangible assets and property, plant and equipment").
The license agreement entered into with Vir Biotechnology, Inc. in September 2024 led to the derecognition of the ProXTen intangible asset for its full value, after recognizing a partial reversal of the impairment recognized in 2023.
Goodwill mainly represents the value of Amunix’s upstream research and development pipeline of immuno-oncology therapies based on next-generation conditionally activated biologics, especially when combined with Sanofi’s existing oncology portfolio.
The goodwill generated on this acquisition does not give rise to any deduction for income tax purposes.
Amunixhas no commercial operations.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a cash outflow of €852 million.
EUROAPI - Loss of control and accounting implications
On March 17, 2022, the Sanofi Board of Directors approved a decision to put to a shareholder vote the proposed distribution in kind of approximately 58% of the share capital of EUROAPI, thereby confirming Sanofi’s commitment (announced in
February 2020) to discontinue its active pharmaceutical ingredient operations. As part of the same corporate action and on the same date, Sanofi entered into an investment agreement with EPIC Bpifrance, which undertook to acquire from Sanofi – via the
French Tech Souveraineté fund – a 12% equity interest in EUROAPI at a price not exceeding €150 million and to be determined on the basis of the volume weighted average price (VWAP) of EUROAPI shares on the Euronext Paris regulated market over the thirty-day period starting from the date of initial listing, i.e. May 6, 2022. On completion of those transactions, Sanofi holds an equity interest of 30.1% in EUROAPI, which it has undertaken to retain for at least two years from the date of the distribution, subject to the customary exceptions. With effect from that date, Sanofi exercises significant influence over EUROAPI as a result of (i) its equity interest, and (ii) having one representative on the EUROAPI Board of Directors.
On May 3, 2022, the General Meeting of Sanofi shareholders approved the decision of the Board of Directors to distribute approximately 58% of the share capital of EUROAPI in the form of an exceptional dividend in kind.
On May 10, 2022, the payment date of the dividend in kind in the days following the admission to listing of EUROAPI shares, those
Sanofi shareholders who had retained their Sanofi shares received 1 EUROAPI share per 23 Sanofi shares, representing in total 57.88% of the share capital of EUROAPI. As of that date, Sanofi lost control over the EUROAPI entities, based on an assessment of the criteria specified in IFRS 10 (Consolidated financial statements). The assets and liabilities of EUROAPI, which since March 17, 2022 had been presented as assets and liabilities held for sale within the Sanofi balance sheet in accordance with
IFRS 5 (Non-Current Assets Held for sale), were deconsolidated. In addition, because EUROAPI operations do not constitute a discontinued operation under IFRS 5, the contribution from EUROAPI has not been presented within separate line items in the income statement and statement of cash flows or in information for prior comparative periods. The contribution of EUROAPI operations to the consolidated net sales of Sanofi in the year ended December 31, 2021 was €486 million.
The principal consequences of the deconsolidation of EUROAPI are described below:
•the derecognition of the carrying amount of all the assets and liabilities of EUROAPI, representing a net amount of €1,227 million as of May 10, 2022. This includes goodwill of €164 million, determined in accordance with IAS 36 (“Impairment of Assets”), which was historically allocated to the Pharmaceuticals cash generating unit (CGU), and which for the purposes of the deconsolidation was allocated using an alternative method based on the relative values of goodwill as of the date of consolidation (the “notional goodwill method”). That method was considered more appropriate to the capital-intensive nature of EUROAPI operations than the method based on the relative values of EUROAPI operations and the retained portion of the CGU;
•a reduction in Equity attributable to equity holders of Sanofi reflecting the distribution in kind, measured at €793 million based on the weighted average price of €14.58 per share as of the date of delivery of the EUROAPI shares to Sanofi shareholders and corresponding to the fair value of the distribution in accordance with IFRIC 17 (Distribution of Non-Cash Assets to Owners);
•a cash inflow of €150 million from the divestment of 12% of the share capital of EUROAPI to EPIC Bpifrance as of the settlement date of the shares, i.e. June 17, 2022;
•the recognition in the balance sheet within the line item Investments accounted for using the equity method, of the retained 30.1% equity interest in EUROAPI at an amount of €413 million, determined on the basis of the weighted average price of €14.58 per share and representing the fair value of the equity interest in accordance with IFRS 10;
•the reclassification within the net gain/loss on deconsolidation of unrealized foreign exchange losses amounting to €35 million arising on EUROAPI subsidiaries, in accordance with IAS 21 (The Effects of Changes in Foreign Exchange Rates);
•the recognition of transaction-related costs and of the effects of undertakings made under agreements entered into with EUROAPI setting out the principles and terms of the legal reorganization carried out ahead of the date of deconsolidation. The principal undertakings made to EUROAPI relate to compensation for:
–environmental remediation obligations on non-operational chemical sites in France transferred to EUROAPI, amounting to €14 million, and
–regulatory compliance costs relating to certain state-of-the-art active pharmaceutical ingredients of EUROAPI, capped at €15 million.
These elements collectively resulted in a pre-tax loss on deconsolidation of €3 million, presented within the line item Other gains and losses, and litigation in the income statement. The tax effect of the deconsolidation was a net gain of €111 million, presented within the line item Income tax expense in the income statement.
The cash impact of the deconsolidation of EUROAPI, presented within the line item Disposals of consolidated undertakings and investments accounted for using the equity method in the statement of cash flows, was a net cash inflow of €101 million.
Sanofi has entered into an agreement with EUROAPI for the manufacture and supply of active pharmaceutical ingredients, intermediates and other substances, which took effect on October 1, 2021 and expires five years after the loss of control. Under the terms of the agreement, Sanofi committed to target annual net sales of approximately €300 million for a list of specified active ingredients until the agreement expires in 2026. As of December 31, 2022, that commitment amounted to €1.1 billion.
As of the date of deconsolidation, the 30.1% equity interest in EUROAPI is accounted for using the equity method in accordance with IAS 28 (Investments in Associates and Joint Ventures), and the share of EUROAPI profits or losses arising from application of the equity method is excluded from “Business operating income”, the non-IFRS financial indicator used internally by Sanofi to measure the performance of its operating segments.